TRADE AND OTHER RECEIVABLES (Schedule of Future Minimum Rentals Receivable Under Non-Cancellable Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 3,555	$ 3,530
Instruments [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	3,555	3,530
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	3,528	3,498
Less than one year [Member] | Instruments [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	3,528	3,498
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	27	32
Between one and five years [Member] | Instruments [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 27	$ 32